LEASES	12 Months Ended
Dec. 31, 2021
LEASES

16.LEASES

The Company has operating leases for its corporate offices and field offices. The Company recognizes a ROU asset and lease liability for operating leases based on the net present value of future minimum lease payments. Lease expense is recognized on a straight-line basis over the non-cancelable lease term and renewal periods that are considered reasonably certain.

The Company has finance leases for vehicles. The Company recognizes a ROU asset and lease liability for finance leases based on the net present value of future minimum lease payments. Lease expense for the Company’s finance leases is comprised of the amortization of the right of use asset and interest expense recognized based on the effective interest method.

Future maturities of operating and finance leases as of December 31, 2021 are as follows:

	Operating	Finance
	Leases	Leases
2022	$681,003	$49,416
2023	487,744	34,178
2024	208,800	—
2025	—	—
2026	—	—
Thereafter	—	—
Total	1,377,547	83,594
Less: interest	(104,190)	(2,198)
Total lease liability	$1,273,357	$81,396

The Company used an incremental borrowing rate of 5.37% for the majority of its leases and 7.41% for the Westlake Village, California office modification in November 2021, discussed below.

Lease Modifications

Westlake Village, California Office Lease

In May 2020, the Company received COVID-19 related four-month rent deferral for its operating leases for office space. The Company elected to utilize the FASB’s COVID-19 lease accounting relief provisions and chose to account for the concession as if no changes to the lease contract were made.

In November 2021, the Company modified the original lease agreement to add additional rentable area at Westlake Village office and shorten the term of the lease. As result of the modification, the Company treated the entire office space as a single lease component. The effect of the lease modification was an increase in both ROU asset and lease liability in the consolidated balance sheet as of December 31, 2021.

Arbedo-Castione, Switzerland Land Lease

In June 2020, the Company obtained additional rights to land and structures that were contiguous to its existing land lease. The increase in lease payments related to the lease modification was not commensurate with the standalone price for the additional ROU associated with the land and structures when compared to the original lease. Consequently, these adjustments to the terms of the lease were treated as a modification of the original lease. A net adjustment was made to the ROU asset and lease liability amounting to

$237,516. In September 2021, this lease was further extended for one year resulting in net adjustment to the right-of-use asset and lease liability amounting to $264,710.

	For the years ended
	December 31
	2021	2020
Lease expense
Finance lease expense
Amortization of finance ROU assets	$45,010	$22,178
Interest on finance lease liabilities	2,738	1,389
Total	47,748	23,567
Operating lease expense	647,100	463,998
Short-term lease expense	80,434	102,698
Variable lease expense	2,888	10,279
Total	$778,170	$600,542
Cash paid for amounts included in the measurement of lease liabilities for finance leases
Operating cash flows	$2,675	$1,389
Financing cash flows	$53,079	$19,700
Cash paid for amounts included in the measurement of lease liabilities for operating leases
Operating cash flows	$531,707	$436,364
Right-of-use assets obtained in exchange for lease liabilities
Finance leases	$44,031	$—
Operating leases	$475,765	$268,228
Weighted average remaining lease term (in months)
Finance leases	21	33
Operating leases	26	46
Weighted average discount rate
Finance leases	2.79%	1.85%
Operating leases	7.41%	5.37%